UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-08283

Morgan Stanley Multi-Asset Class Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2006

Date of reporting period:	June 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi-Asset Class Fund

Portfolio of Investment June 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (80.9%)
	Investment Trusts/Mutual Funds
61,837	Morgan Stanley Aggressive Equity Fund*	$766,165
32,421	Morgan Stanley Capital Opportunities Trust*	631,232
182,514	Morgan Stanley Convertible Securities Trust	3,077,181
57,835	Morgan Stanley Developing Growth Securities Trust*	1,639,629
95,997	Morgan Stanley Dividend Growth Securities Inc.	2,652,416
47,496	Morgan Stanley Equally-Weighted S&P 500 Fund	1,913,139
289	Morgan Stanley Financial Services Trust	4,022
302,401	Morgan Stanley Global Advantage Fund*	2,903,049
25,300	Morgan Stanley Global Utilities Fund	400,752
85,322	Morgan Stanley Growth Fund*	1,244,852
22,065	Morgan Stanley Health Sciences Trust	382,602
1	Morgan Stanley Income Builder Fund	11
113,472	Morgan Stanley Information Fund*	1,105,214
68,700	Morgan Stanley Japan Fund*	673,260
72,605	Morgan Stanley Nasdaq-100 Index Fund*	656,350
170	Morgan Stanley Natural Resource Development Securities Inc.	4,635
118,200	Morgan Stanley Real Estate Fund	1,979,854
252,952	Morgan Stanley S&P 500 Index Fund	3,516,033
39,479	Morgan Stanley Special Growth Fund*	815,629
42,980	Morgan Stanley Special Value Fund	913,755
204,758	Morgan Stanley U. S. Government Securities Trust	1,808,011
126,920	Morgan Stanley Utilities Fund	1,830,182
51,003	Morgan Stanley Value Fund	725,770

	Total Common Stocks (Cost $26,870,561)	29,643,743

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (17.7%)
	Repurchase Agreement
$6,478	Joint repurchase agreement acount 5.215% due 07/03/06 (dated 06/30/06; proceeds $6,480,815) (a) (Cost $6,478,000)		6,478,000

	Total Investments (Cost $33,348,561) (b)	98.6%	36,121,743

	Liabilities in Excess of Other Assets	1.4	524,856

	Net Assets	100.0%	$36,646,599

*        Non-income producing security.

(a)     Collateralized by federal agency and U.S. Treasury obligations.

(b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $4,077,979 and the aggregate gross unrealized depreciation is $1,304,797, resulting in net unrealized appreciation of $2,773,182.

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Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 10, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 10, 2006